Segment Information - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Oatmilk
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer		90.00%	89.00%	91.00%
Single External Customer | Americas and Asia Segment
Disclosure Of Operating Segments [Line Items]
Percentage of revenues derived from customer		12.00%	14.00%	14.00%
Discontinued Operations
Disclosure Of Operating Segments [Line Items]
Non-cash impairments	$ 155.9
Discontinued Operations | US
Disclosure Of Operating Segments [Line Items]
Non-cash impairments	20.7
Discontinued Operations | UK
Disclosure Of Operating Segments [Line Items]
Non-cash impairments	$ 135.2